Segmented information (Schedule of segments, assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total assets	$ 6,223.3	$ 5,487.6
Total liabilities	2,992.3	2,840.2
Property, plant and equipment	4,693.9	4,181.4
Other Non-Current Assets	96.3	73.8
Peru [Member]
Disclosure of operating segments [line items]
Total assets	2,492.0	2,410.0
Total liabilities	1,031.3	960.0
Property, plant and equipment	1,815.7	1,897.1
Other Non-Current Assets	64.3	47.8
Manitoba [Member]
Disclosure of operating segments [line items]
Total assets	471.5	547.4
Total liabilities	424.3	421.3
Property, plant and equipment	604.3	595.1
Other Non-Current Assets	21.4	17.2
British Columbia [Member]
Disclosure of operating segments [line items]
Total assets	1,320.2	1,076.0
Total liabilities	269.2	281.9
Property, plant and equipment	1,082.6	900.7
Other Non-Current Assets	9.9	8.0
Arizona [Member]
Disclosure of operating segments [line items]
Total assets	1,147.5	757.3
Total liabilities	103.6	14.7
Property, plant and equipment	1,144.9	747.1
Other Non-Current Assets	0.2	0.2
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Total assets	792.1	696.9
Total liabilities	1,163.9	1,162.3
Property, plant and equipment	46.4	41.4
Other Non-Current Assets	0.5	0.6
Corporate and other activities [Member] | Nevada [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ 33.9	$ 27.7